Business Combination and Goodwill (Tables)	12 Months Ended
Jun. 30, 2025
Business Combination and Goodwill [Abstract]
Schedule of Fair Values of the Identifiable Assets and Liabilities

The fair values of the identifiable assets and liabilities of Ace Vision Group as at the date of acquisition were as follows:

	Fair value recognized on acquisition
	2025
	HKD	US$
Account Receivables	$100,000	$12,739
Cash	88,076	11,220
Accounts payables	(30,000)	(3,822)
Tax payable	(21,703)	(2,765)
Other payables	(27,300)	(3,478)
Foreign exchange difference	-	8,842
Total identifiable net assets at fair value	$109,073	$22,736
Goodwill	6,101,447	777,264
Purchase consideration settled by cash	$6,210,520	$800,000